ADVANCES FROM THE FEDERAL HOME LOAN BANK (Details Textual) - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015
Federal Home Loan Bank, Advances [Line Items]
Advances from Federal Home Loan Banks	$ 33,211	$ 26,635
Federal Home Loan Bank, Advances, General Debt Obligations, Maximum Amount Available	89,100
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Collateral Pledged	$ 4,600
Maximum [Member]
Federal Home Loan Bank, Advances [Line Items]
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Interest Rate at Period End	6.35%	6.95%
Minimum [Member]
Federal Home Loan Bank, Advances [Line Items]
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Interest Rate at Period End	0.43%	0.15%
Weighted Average [Member]
Federal Home Loan Bank, Advances [Line Items]
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Interest Rate at Period End	0.93%	1.04%
Residential Mortgage [Member]
Federal Home Loan Bank, Advances [Line Items]
Advances from Federal Home Loan Banks	$ 40,300	$ 35,200